Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2024
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the three and six months ended June 30, 2024 and 2023 were as follows (in thousands):

Three months ended June 30, 2024	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2024	$18,988	$(1,893)	$17,095
Foreign currency translation loss, net of tax	(2,080)	—	(2,080)
Actuarial gain/(loss), net of tax	—	(29)	(29)
Balance as of June 30, 2024	$16,908	$(1,922)	$14,986

Six months ended June 30, 2024	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2024	$22,011	$(2,029)	$19,982
Foreign currency translation loss, net of tax	(5,103)	—	(5,103)
Actuarial gain/(loss), net of tax	—	107	107
Balance as of June 30, 2024	$16,908	$(1,922)	$14,986

Three months ended June 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2023	$19,611	$(1,589)	$18,022
Foreign currency translation loss, net of tax	(166)	—	(166)
Actuarial gain/(loss), net of tax	—	49	49
Balance as of June 30, 2023	$19,445	$(1,540)	$17,905

Six months ended June 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation loss, net of tax	(1,347)	—	(1,347)
Actuarial gain/(loss), net of tax	—	(108)	(108)
Balance as of June 30, 2023	$19,445	$(1,540)	$17,905